DEBT - Future Minimum Principal Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 12,628	$ 13,684	$ 6,351
Paycheck Protection Program loan
Debt Instrument [Line Items]
2022		515
2023		372
2024		372
2025		372
2026		56
Total		1,687
Total debt		1,687
Debenture
Debt Instrument [Line Items]
2024	11,000
2025		11,000
Total		11,000
Less: fair value ascribed to conversion feature and warrants	(1,204)	(1,204)
Plus: accretion of implied interest		176
Less: net debt issuance costs	(427)	(547)
Total debt	$ 9,771	9,425
Convertible Debt
Debt Instrument [Line Items]
2023		965
2024		2,425
Total		3,390
Less: fair value ascribed to conversion feature and warrants		(1,523)	(1,523)
Plus: accretion of implied interest		705	$ 324
Total debt		$ 2,572